Income Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of the year	$ 70,888	$ 38,099
Additions based on tax positions related to the current year	8,313	7,386
Decrease for tax positions of prior years	(896)
Additions for tax positions of prior years		7
Decrease based on acquisitions	(485)
Additions based on acquisitions		30,122
Lapse of statute	(20,889)	(4,726)
Balance at the end of the year	$ 56,931	$ 70,888